Short-term Debt - Schedule of Short-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Commercial paper	$ 236	$ 389
Project financing	20	71
Short-term debt	$ 256	$ 460